1801 California St., Suite 5200 Denver, Colorado 80202 (720) 482-1574

September 3, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are hereby filing a combined proxy statement and registration statement on Form N-14 with exhibits (the “Registration Statement”). The Registration Statement relates to an Agreement and Plan of Reorganization whereby the Initial Class and Service Class shares of beneficial interest of Transamerica S&P 500 Index VP will be issued in exchange for the assets of the Initial Class and Service Class shares of beneficial interest of Transamerica WMC US Growth II VP as described in the Registration Statement.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on or about October 3, 2020 pursuant to Rule 488.

Please direct any comments or questions concerning this filing to the undersigned at 720-493-4249.

Very truly yours,

/s/ Rhonda A. Mills
Rhonda A. Mills
Assistant General Counsel
Transamerica Asset Management, Inc.